Other long-term assets (Details) - CAD ($) $ in Thousands	Sep. 30, 2022	Sep. 30, 2021
Subclassifications of assets, liabilities and equities [abstract]
Prepaid long-term maintenance agreements	$ 28,720	$ 32,019
Insurance contracts held to fund defined benefit pension and life assurance arrangements - reimbursement rights (Note 17)	18,877	21,250
Retirement benefits assets (Note 17)	47,071	106,228
Deposits	22,595	15,641
Deferred financing fees	2,827	2,533
Other	19,576	13,841
Other long-term assets	$ 139,666	$ 191,512